Consolidated Statements Of Comprehensive Income (Audited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Consolidated net income	$ 16,387	[1]	$ 16,993	[1]	$ 14,883	[1]
Other comprehensive income:
Currency translation	(2,758)	[2]	1,137	[2]	2,854	[2]
Net change in fair values of derivatives	(67)		(17)		94
Change in minimum pension liability	43		(145)		(220)
Total comprehensive income	13,605		17,968		17,611
Less amounts attributable to the noncontrolling interest:
Consolidated net income	(688)	[1]	(604)	[1]	(513)	[1]
Currency translation	726	[2]	(259)	[2]	(110)	[2]
Amounts attributable to the noncontrolling interest	38		(863)		(623)
Comprehensive income attributable to Walmart	$ 13,643		$ 17,105		$ 16,988

[1]	Includes $61 million, $20 million and $14 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.
[2]	Includes $(66) million, $97 million and $46 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.